UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

THE DREYFUS FUND INCORPORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q
Item 1. Schedule of Investments.
THE DREYFUS FUND INCORPORATED
Statement of Investments
September 30, 2004 (Unaudited)

Common Stocks-96.0%	Shares		Value ($)

Consumer Discretionary-9.8%
Bed Bath & Beyond	120,000	a	4,453,200
Clear Channel Communications	175,000		5,454,750
Comcast, Cl. A	310,000	a	8,754,400
Comcast, Special Cl. A	95,000	a	2,652,400
Disney (Walt)	525,000		11,838,750
eBay	45,000	a	4,137,300
Gannett	60,000		5,025,600
Gap	275,000		5,142,500
Home Depot	150,000		5,880,000
Kohl's	100,000	a	4,819,000
Liberty Media	888,000	a	7,743,360
McDonald's	240,000		6,727,200
NIKE, Cl. B	50,000		3,940,000
SK Equity Fund, L.P.	4.488	d	11,308,184
Starwood Hotels & Resorts Worldwide	185,000		8,587,700
Target	130,000		5,882,500
Time Warner	960,000	a	15,494,400
Toyota Motor, ADR	110,000	b	8,401,800
Viacom, Cl. B	400,000		13,424,000
			139,667,044

Consumer Staples-9.9%
Altria Group	355,000		16,699,200
Clorox	90,000		4,797,000
Coca-Cola	335,000		13,416,750
Colgate-Palmolive	120,000		5,421,600
Estee Lauder Cos.	125,000		5,225,000
General Mills	80,000		3,592,000
Gillette	300,000		12,522,000
Kellogg	100,000		4,266,000
Kimberly-Clark	75,000		4,844,250
PepsiCo	130,000		6,324,500
Procter & Gamble	355,000		19,212,600
Sara Lee	265,000		6,057,900
Wal-Mart Stores	585,000		31,122,000
Walgreen	185,000		6,628,550
			140,129,350

Energy-9.2%
Anadarko Petroleum	100,000		6,636,000
Baker Hughes.	175,000		7,651,000
ChevronTexaco	400,000		21,456,000
ConocoPhillips	180,000		14,913,000
Devon Energy	110,000		7,811,100
Exxon Mobil	944,500		45,647,685
Noble	160,000	a	7,192,000
Occidental Petroleum	100,000		5,593,000
Petroleo Brasileiro, ADR	160,000		5,640,000
Schlumberger	120,000		8,077,200
			130,616,985

Finance-19.4%
American Express	150,000		7,719,000

American International Group	408,886		27,800,159
Axis Capital Holdings	173,000		4,498,000
Bank of America	694,000		30,071,020
Bank of New York	298,000		8,692,660
CIT Group	216,000		8,076,240
Capital One Financial	120,000		8,868,000
Citigroup	841,000		37,104,920
Countrywide Financial	283,998		11,186,681
Federal Home Loan Mortgage	142,000		9,264,080
Federal National Mortgage Association	194,000		12,299,600
Fifth Third Bancorp	125,000		6,152,500
Goldman Sachs Group	92,000		8,578,080
J.P. Morgan Chase & Co.	528,800		21,009,224
MBNA	305,800		7,706,160
Merrill Lynch	196,000		9,745,120
Morgan Stanley	218,000		10,747,400
Regions Financial	150,000		4,959,000
SouthTrust	110,000		4,582,600
U.S. Bancorp	365,000		10,548,500
Wachovia	230,000		10,798,500
Wells Fargo	263,000		15,682,690
			276,090,134

Health Care-12.8%
Abbott Laboratories	159,000		6,735,240
Amgen	119,200	a	6,756,256
AstraZeneca Group, ADR	97,000		3,989,610
Bard (C.R.)	82,000		4,643,660
Becton, Dickinson & Co.	149,000		7,703,300
Bristol-Myers Squibb	271,000		6,414,570
Community Health Systems	160,000	a	4,268,800
Galen Partners II,L.P. (Units)	1.798	d	1,042,397
Genentech	122,000	a	6,395,240
Genzyme	97,000	a	5,277,770
Gilead Sciences	146,000	a	5,457,480
Guidant	71,000		4,688,840
Hospira	270,900	a	8,289,540
Johnson & Johnson	422,000		23,771,260
Eli Lilly & Co.	156,800		9,415,840
Medtronic	218,000		11,314,200
Merck & Co.	232,000		7,656,000
Novartis, ADR	168,000		7,840,560
PacifiCare Health Systems	126,000	a	4,624,200
Pfizer	886,100		27,114,660
Schering-Plough	405,000		7,719,300
Thermo Electron	137,000	a	3,701,740
Wyeth	176,000		6,582,400
			181,402,863

Industrials-9.5%
Caterpillar	90,000		7,240,500
Danaher	114,000		5,845,920
Deere & Co.	105,000		6,777,750
General Electric	1,570,000		52,720,600
Honeywell International	175,000		6,275,500
Illinois Tool Works	75,000		6,987,750
Ingersoll-Rand	75,000		5,097,750
Norfolk Southern	250,000		7,435,000
Southwest Airlines	400,000		5,448,000
Tyco International	285,000		8,738,100

United Parcel Service, Cl. B	160,000		12,147,200
United Technologies	105,000		9,804,900
			134,518,970

Information Technology-15.1%
Accenture	306,600	a	8,293,530
Altera	178,000	a	3,483,460
Amdocs	226,000	a	4,933,580
Cisco Systems	899,003	a	16,271,954
Dell	400,000	a	14,240,000
First Data	168,000		7,308,000
Hewlett-Packard	467,645		8,768,344
Intel	854,000		17,131,240
International Business Machines	298,000		25,550,520
Linear Technology	186,000		6,740,640
Microsoft	1,587,000		43,880,550
Motorola	265,000		4,780,600
National Semiconductor	212,000		3,283,880
Oracle	779,800	a	8,796,144
QUALCOMM	187,000		7,300,480
SAP, ADR	134,000		5,219,300
SunGard Data Systems	309,000	a	7,344,930
Texas Instruments	237,000		5,043,360
VeriSign	432,000	a	8,588,160
Yahoo!	243,000	a	8,240,130
			215,198,802

Materials-4.8%
Air Products & Chemicals	100,000		5,438,000
Alcoa	165,000		5,542,350
BHP Billiton, ADR	300,000		6,225,000
du Pont (E.I) de Nemours	225,000		9,630,000
International Paper	115,000		4,647,150
Phelps Dodge	85,000		7,822,550
Placer Dome	300,000	b	5,964,000
Praxair	142,000		6,069,080
Rio Tinto, ADR	85,000		9,235,250
Weyerhaeuser	105,000		6,980,400
			67,553,780

Telecommunication Services-2.6%
BellSouth	264,400		7,170,528
SBC Communications	306,288		7,948,174
Sprint (FON Group)	334,500		6,733,485
Verizon Communications	384,000		15,121,920
			36,974,107

Utilities-2.9%
Consolidated Edison	170,000		7,146,800
Dominion Resources	116,000		7,569,000
Exelon	189,000		6,934,410
FPL Group	111,000	b	7,583,520
KeySpan	124,000		4,860,800
Southern	250,000		7,495,000
			41,589,530

Total Common Stocks
(cost $1,118,996,699)			1,363,741,565

Other Investments-4.0%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $57,496,000)	57,496,000	c	57,496,000

	Principal
Short-Term Investments-.0%	Amount ($)		Value ($)

U.S. Treasury Bills;
1.5%, 11/26/2004	50,000		49,877
1.59%, 12/09/2004	100,000		99,690
Total Short-Term Investments
(cost $149,578)			149,567

Investment of Cash Collateral for Securities Loaned-.9%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $12,228,870)	12,228,870	c	12,228,870

Total Investments (cost $1,188,871,147)	100.9%		1,433,616,002

Liabilities, Less Cash and Receivables	(.9%)		(12,905,869)

Net Assets	100.0%		1,420,710,133

a Non-income producing.
b All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $12,089,220 and the total market value of the collateral held by the fund is $12,228,870.
c Investments in affiliated money market mutual funds.
d Securities restricted as to public resale. Investment in restricted securities with aggregate market value of $12,350,581 representing approximately .87% of net assets (see below)
e) Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Acquisition	Purchasessets
Issuer	Date	Price($)* (%)	Valuation($)**

Galen Partners II, L.P. (Units)	1/28/93 - 1/3/97	579,753.07	579,753 per unit
SK Equity Fund, L.P. (Units)	2/6/92 -10/30/96	1,061,218.80	2,519,649 per unit

*Average cost.
** The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)